Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Transfer from investments	$ 5	$ 67	$ 43
Liabilities for collateral received	331	522	517
Obligations to return cash collateral for over-the-counter ("OTC") derivatives reported in other liabilities and accrued expenses or other investments	$ 3	$ 8	$ 8